Leases - Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	¥ 61,282
2027	48,228
2028	37,814
2029	31,458
2030	10,147
2031 and thereafter	703
Total lease payment	189,632
Less: interest	(13,040)
Present value of operating lease liability	¥ 176,592	¥ 148,935